STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Formation and general and administrative expenses	$ 227,545			$ 781,914		$ 812,684	$ 5,054,348		$ 6,469,453	$ 282,666
Loss from operations	(227,545)			(781,914)		(812,684)	(5,054,348)		(6,469,453)	(282,666)
Other income (expense)
Interest earned on investments held in trust account	1,807,023			231,675		3,835,611	266,579		3,070,568	9,883
Gain from recognition of deferred underwriting fee payable			$ 326,138					$ 326,138	326,138
Transaction costs allocated to warrant liabilities										(1,154,518)
Change in fair value of warrant liabilities	619,931			5,067,788		2,128,631	8,051,082		7,144,256	1,739,419
Total other income	2,426,954		1,114,342	5,299,463		5,964,242	8,317,661	9,432,004	10,540,962	594,784
Income before provision for income taxes	2,199,409			4,517,549		5,151,558	3,263,313		4,071,509	312,118
Provision for income taxes	805,478					1,225,175			591,919
Net income	$ 1,393,931	$ 2,532,453	$ 392,193	$ 4,517,549	$ (1,254,236)	$ 3,926,383	$ 3,263,313	$ 3,655,506	$ 3,479,590	$ 312,118
Class A common stock
Other income (expense)
Weighted average shares of common stock outstanding, basic	19,588,855		20,125,000	20,125,000		19,745,490	20,125,000	20,125,000	20,125,000	4,947,859
Weighted average shares of common stock outstanding, diluted	19,588,855		20,125,000	20,125,000		19,745,490	20,125,000	20,125,000	20,125,000	4,947,859
Basic net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Diluted net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Class B common stock
Other income (expense)
Weighted average shares of common stock outstanding, basic	4,902,371		5,031,250	5,031,250		4,938,965	5,031,250	5,031,250	5,031,250	4,536,343
Weighted average shares of common stock outstanding, diluted	4,902,371		5,031,250	5,031,250		4,938,965	5,031,250	5,031,250	5,031,250	4,536,343
Basic net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Diluted net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03